SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
COGS – Agent Stock Based Compensation	$ 21,562	$ 8,008
Marketing Expenses – Agent Stock Based Compensation	7,780	5,519
Marketing Expenses – FTE Stock Based Compensation	14	1
Research and Development – FTE Stock Based Compensation	440	212
General and Administrative – FTE Stock Based Compensation	8,607	2,778
Total Stock Based Compensation	38,403	16,518
Options [Member]
IfrsStatementLineItems [Line Items]
COGS – Agent Stock Based Compensation
Marketing Expenses – Agent Stock Based Compensation	2,209	1,215
Marketing Expenses – FTE Stock Based Compensation	7
Research and Development – FTE Stock Based Compensation	142	111
General and Administrative – FTE Stock Based Compensation	5,914	1,702
Total Stock Based Compensation	8,272	3,028
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
COGS – Agent Stock Based Compensation	21,562	8,008
Marketing Expenses – Agent Stock Based Compensation	5,571	4,304
Marketing Expenses – FTE Stock Based Compensation	7	1
Research and Development – FTE Stock Based Compensation	298	101
General and Administrative – FTE Stock Based Compensation	2,693	1,076
Total Stock Based Compensation	$ 30,131	$ 13,490